Share-Based Payment (Details) - Schedule of change of awards - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Change of Awards [Abstract]
Number of Options, Outstanding at beginning of year (in Shares)	1,504,678	1,660,958	2,336,554
Weighted Average Exercise Price, Outstanding at beginning of year	$ 20.38	$ 20.38	$ 27.87
Number of Options, Granted (in Shares)	2,076,800		382,000
Weighted Average Exercise Price, Granted	$ 19.27		$ 24.36
Number of Options, Exercised (in Shares)	(8,325)	(28,672)	(449,093)
Weighted Average Exercise Price, Exercised	$ 16.47	$ 16.93	$ 18.49
Number of Options, Forfeited (in Shares)	(325,339)	(127,608)	(608,503)
Weighted Average Exercise Price, Forfeited	$ 19.14	$ 20.29	$ 51.68
Number of Options, Outstanding at end of year (in Shares)	3,247,814	1,504,678	1,660,958
Weighted Average Exercise Price, Outstanding at end of year	$ 19.91	$ 20.65	$ 20.38
Number of Options, Exercisable at end of year (in Shares)	1,049,329	1,067,363	799,640
Weighted Average Exercise Price, Exercisable at end of year	$ 20.38	$ 19.78	$ 18.97
The weighted average remaining contractual life for the share options	$ 4.67	$ 3.33	$ 4.18